Allowance for Loan Losses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Increase in allowance for loan losses	$ 1.3
Financing receivable recorded investment number of days past due	90 days
Non-performing loans	4.7	2.2
Decrease of non-performing loans	$ 2.5